Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (6,120,000)		$ (8,845,000)	$ (16,704,000)
Net cash outflow in operating activities	(3,125,000)		(4,933,000)	(983,000)
Working capital	11,565,000
Cash and cash equivalents	3,176,000		11,215,000
Crypto and stablecoins assets	6,790,000
Accumulated deficit	(31,345,000)		(25,257,000)
Increase in crypto assets	79,000
Increase in accumulated deficit	79,000
Loss from disposal of property and equipment, net	$ 402,000		718,000	317,000
Estimated useful lives	3 years	3 years
Amortized intangible asset	$ 0
Impairment loss on long-lived assets	$ 138,000		$ 912,000
Uncertain income tax	50.00%	50.00%
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100,000
Annual dividends, percentage	100.00%	100.00%
Transfers and Servicing of Financial Assets, Policy [Policy Text Block]	$4.6	$4.6